STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at the beginning at Jan. 27, 2021	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Jan. 27, 2021	0
Increase (decrease) in Stockholders' Deficit
Issuance of common stock to Sponsor	$ 431	24,569	0	25,000
Issuance of common stock to Sponsor (in shares)	4,312,500
Common stock forfeited	$ (2)	2	0
Common stock forfeited (in shares)	22,125
Fair value of Public Warrants included in the Units sold in the Initial Public Offering		7,894,290	0	7,894,290
Offering costs associated with issuance of Public Warrants		(434,186)	0	(434,186)
Accretion to common stock subject to possible redemption amount		7,484,675	9,904,492	17,389,167
Net income (loss)		0	(990,638)	(990,638)
Balance at the end at Dec. 31, 2021	$ 429	0	(10,895,130)	(10,894,701)
Balance at the end (in shares) at Dec. 31, 2021	4,290,375
Increase (decrease) in Stockholders' Deficit
Adjustment for accretion of Class A common stock subject to possible redemption amount		0	2,175,524	2,175,524
Net income (loss)		0	4,548,351	4,548,351
Balance at the end at Dec. 31, 2022	$ 429	$ 0	$ (4,171,255)	$ (4,170,826)
Balance at the end (in shares) at Dec. 31, 2022	4,290,375